Fair value measurements - Information on Investments Where Net Asset Value Per Share is Calculated (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	¥ 115	[1]	¥ 138	[1]
Unfunded commitments	18	[2]	24	[2]
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	66	[1]	68	[1]
Unfunded commitments	0	[2]	16	[2]
Redemption frequency (if currently eligible)	Monthly	[3]	Monthly	[3]
Redemption notice period	Same day-95 days	[4]	Same day-95 days	[4]
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	4	[1]	4	[1]
Unfunded commitments	1	[2]	1	[2]
Redemption frequency (if currently eligible)
Redemption notice period
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	42	[1]	63	[1]
Unfunded commitments	17	[2]	7	[2]
Redemption frequency (if currently eligible)	Quarterly	[3]	Quarterly	[3]
Redemption notice period	30 days	[4]	30 days	[4]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value	3	[1]	3	[1]
Unfunded commitments
Redemption frequency (if currently eligible)
Redemption notice period

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The range in notice period required to be provided before redemption is possible.